Income Taxes - Components Deferred Tax Asset and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets:
Employee benefit accruals	$ 68	$ 36
Net operating loss carryforwards	9	22
Insurance reserve discounting	26	0
Accrued liabilities	10	18
Allowance for uncollectible accounts receivable	4	0
Pension plan	2	5
Tax credits	40	41
State income taxes	4	13
Other	1	3
Total gross deferred tax asset	164	138
Less: valuation allowance	22	10
Total deferred tax asset	142	128
Deferred Tax Liabilities:
Title plant	(55)	(85)
Amortization of goodwill and intangible assets	(113)	(174)
Other investments	(5)	(4)
Other	(13)	(11)
Investment securities	(41)	(39)
Depreciation	(9)	(12)
Partnerships	(75)	(94)
Insurance reserve discounting	0	(79)
Total deferred tax liability	(311)	(498)
Net deferred tax liability	$ (169)	$ (370)